STOCKBASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Option Member
Stock options outstanding	8,000,000	85,216,000
Weighted average exercise rate	$ 0.003	$ 0.008
Weighted average contract life	3 years 5 months 26 days	4 years 10 days
Stock option term	10 years
Maximum number of share issue	200,000,000
Aggregate intrinsic value	$ 625,194	$ 553,194
Option Member | August 16, 2023 [Member]
Description related to equity exchange transaction with director		Company delivered 20,000,000 options (exercisable at $0.001 per share and expiring August 16, 2028) to a director in exchange for the cancellation of 20,000,000 Price Appreciation Certificates held by this director
Option Member | August 2, 2023 [Member]
Description related to option		reduce the exercise price of 17,000,000 options from $0.01 to $0.001
Price Appreciation Certificates [Member]
Weighted average contractual life	2 years 10 months 28 days	2 years 10 months 6 days
Exercise price	$ 0.01	$ 0.01
Weighted average exercise price	749,400,000	689,400,000
Aggregate intrinsic value	$ 0	$ 0